Fees Summary	Apr. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 59,691,000
Previously Paid Amount	0.00
Total Fee Amount	9,138.69
Total Offset Amount	0.00
Net Fee	9,138.69
Narrative - Max Aggregate Offering Price	$ 59,691,000
Final Prospectus	true